Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table Total for PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to PEO ($)(1)(5)	Compensation Actually Paid to Former PEO ($)(2)(6)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(7)	Value of Initial Fixed $100 Investment Based On:		GAAP Consolidated Net Income/(Loss) ($)(9)	Utility Adjusted Net Income ($)(10)
							TSR(8)	Peer Group TSR(4)
2023	7,129,341	—	5,840,814	—	2,646,306	2,400,319	95.87	97.20	150,889,000	240,348,000
2022	4,355,798	6,129,727	3,648,614	1,664,481	1,823,386	1,319,319	89.96	104.87	(203,290,000)	177,110,000
2021	—	5,674,579	—	6,424,725	2,139,255	2,303,196	98.48	101.63	200,779,000	182,135,000
2020	—	6,511,777	—	4,293,622	2,499,520	1,790,098	82.51	83.11	232,324,000	149,918,000

Company Selected Measure Name	utility adjusted net income
Named Executive Officers, Footnote	Amounts shown in this column relate to Ms. Haller, who became CEO of the Company in May 2022 and was CEO throughout 2023.Amounts shown in this column relate to Mr. Hester, who retired as CEO of the Company in May 2022.The non-principal executive officer (“PEO”) NEOs reflected in this column for 2023 were: Messrs. Stefani, Brown, Daily, and Gabe. The non-PEO NEOs reflected in this column for 2022 were: Messrs. Stefani, Peterson, Brown and Daily, and Ms. Williams. The non-PEO NEOs reflected in this column for 2021 and 2020 were: Messrs. Peterson, Daily and DeBonis, and Ms. Haller.
Peer Group Issuers, Footnote	The Company’s peer group for Pay Versus Performance Table purposes is the S&P 1500 Gas Utilities Index, the same index the Company uses for purposes of the stock performance graph in the Company’s Annual Report to Stockholders.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Ms. Haller, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)	Increase for Service Cost for Pension Plan ($)
2023	3,142,573	424,764	(323,808)	(2,991,259)	(1,591,491)	50,694
2022	2,672,255	(131,245)	(297,267)	(2,921,572)	(93,225)	63,870
CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Hester, the former PEO, the following amounts were deducted from and added to SCT total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)
2022	268,639	784,294	(202,244)	(887,742)	(1,613,185)	(2,815,007)	—
2021	3,534,898	—	459,881	58,423	—	(2,921,469)	(381,587)
2020	2,279,181	—	(242,928)	(197,723)	—	(2,558,720)	(1,497,964)

Non-PEO NEO Average Total Compensation Amount	$ 2,646,306	$ 1,823,386	$ 2,139,255	$ 2,499,520
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,400,319	1,319,319	2,303,196	1,790,098
Adjustment to Non-PEO NEO Compensation Footnote	CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate average CAP to the non-PEO NEOs, the following amounts were deducted from and added to average SCT total compensation:

Year	Average Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Average Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Average Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Average Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Average Deduction for Stock Awards Column in SCT ($)	Average Deduction for Change in Pension Value in SCT ($)	Average Increase for Service Cost for Pension Plan ($)
2023	1,163,800	69,371	(230,597)		(1,038,650)	(254,334)	44,425
2022	842,425	(51,419)	(232,109)	(39,754)	(1,076,123)	—	52,913
2021	881,896	109,394	29,838	—	(753,874)	(153,986)	50,673
2020	551,533	(56,154)	(19,625)	—	(639,270)	(590,334)	44,429

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR
As shown on the graphs below, as the Company’s absolute TSR increases and decreases, so does CAP to the PEO and non-PEO NEOs. The Company does not use Company absolute TSR as a measure to determine compensation levels or incentive plan payouts. Rather, relative TSR using the TSR for the 19-member peer group created for compensation benchmarking purposes was used as a modifier to increase or decrease long-term incentive payouts by up to 30% in 2020, 2021, and 2022. In 2023, the Company’s Compensation Committee decided to remove the relative TSR modifier due to the volatility of the Company’s stock price related to the anticipated separation of Centuri. When the Centuri separation is completed, the Compensation Committee plans to review use of the TSR modifier again.

Compensation Actually Paid vs. Net Income
CAP Versus GAAP Consolidated Net Income/(Loss)
As shown in the graphs below, CAP to the PEO and non-PEO NEOs does not move consistently with GAAP consolidated net income/loss. The Company does not use GAAP consolidated net income to determine compensation levels or incentive plan payouts, but instead uses utility adjusted net income as a financial metric in both the annual and long-term incentive programs for Ms. Haller and Messrs. Stefani, Brown, and Gabe. For Mr. Daily, Centuri free cash flow is the financial metric used to determine annual and long-term incentive plan payouts. For more information on the Company’s use of utility adjusted net income in its annual and long-term incentive programs, see “Executive Compensation - Compensation Discussion and Analysis - Details of Compensation Program” above.

Compensation Actually Paid vs. Company Selected Measure
CAP Versus Utility Adjusted Net Income
As shown on the graphs below, utility adjusted net income and CAP to the PEO and non-PEO NEOs move fairly consistently. Utility adjusted net income is the company-selected measure because it is the most important single-year financial performance measure used by the Company to link CAP to Company performance for 2023. It is most important because it is the single-year financial measure that is the most heavily weighted to determine annual incentive compensation payouts for each of the utility NEOs. Utility adjusted net income performance determines 40% of annual incentive compensation payouts for the utility officers and 30% of the annual incentive compensation payouts for Company NEOs. Using utility adjusted net income, rather than GAAP net income, is appropriate for the Company’s compensation program because the adjustments are used to help ensure comparability year over year and generally reflect items that are outside the control of management or are otherwise special, non-recurring items. For more information on the Company’s use of utility adjusted net income in the annual incentive program, and how this non-GAAP measure is calculated, see “Executive Compensation - Compensation Discussion and Analysis - Details of Compensation Program” above.

Total Shareholder Return Vs Peer Group
Company TSR Versus S&P 1500 Gas Utilities Index TSR
As shown on the graph below, the Company’s TSR tracked consistently with the S&P 1500 Gas Utilities Index TSR in both positive and negative directions in 2020 and 2021, but varied in 2022, and began to track consistently again for 2023.

Tabular List, Table

Most Important Performance Measures	Most Important Performance Measures	Most Important Performance Measures
Ms. Haller and Mr. Stefani	Messrs. Brown and Gabe	Mr. Daily
3-year Adjusted EPS	3-year Average Utility ROE	Centuri Enterprise Value
3-year Average Utility ROE	Utility Adjusted Net Income	Centuri Safety
Utility Adjusted Net Income	Utility Safety	Centuri Free Cash Flow
Centuri Free Cash Flow	Utility Productivity
Utility Safety	Utility Customer Satisfaction
Utility Productivity
Utility Customer Satisfaction

Total Shareholder Return Amount	$ 95.87	89.96	98.48	82.51
Peer Group Total Shareholder Return Amount	97.20	104.87	101.63	83.11
Net Income (Loss)	$ 150,889,000	$ (203,290,000)	$ 200,779,000	$ 232,324,000
Company Selected Measure Amount	240,348,000	177,110,000	182,135,000	149,918,000
PEO Name	Ms. Haller
Additional 402(v) Disclosure	As required by Item 402(v)(2)(iv) and Item 201(e) of Regulation S-K, the Company’s cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. Net income/loss in this column is the Company’s GAAP consolidated net income/loss reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company-Selected Measure is utility adjusted net income, which is a non-GAAP measure. For a description of the adjustments made to utility net income to arrive at utility adjusted net income, see “Executive Compensation - Compensation Discussion and Analysis - Details of Compensation Program” above.
Haller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,129,341	$ 4,355,798	$ 0	$ 0
PEO Actually Paid Compensation Amount	5,840,814	3,648,614	0	0
Hester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	6,129,727	5,674,579	6,511,777
PEO Actually Paid Compensation Amount	$ 0	1,664,481	6,424,725	4,293,622
Ms. Haller and Mr. Stefani [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Utility Adjusted Net Income
Ms. Haller and Mr. Stefani [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	3-year Adjusted EPS
Ms. Haller and Mr. Stefani [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average Utility ROE
Ms. Haller and Mr. Stefani [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility Safety
Ms. Haller and Mr. Stefani [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Utility Productivity
Ms. Haller and Mr. Stefani [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Utility Customer Satisfaction
Ms. Haller and Mr. Stefani [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Centuri Free Cash Flow
Messrs, Brown and Gabe [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Utility Adjusted Net Income
Messrs, Brown and Gabe [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average Utility ROE
Messrs, Brown and Gabe [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility Safety
Messrs, Brown and Gabe [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Utility Productivity
Messrs, Brown and Gabe [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Utility Customer Satisfaction
Daily [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Centuri Free Cash Flow
Daily [Member] | Measure:: 8
Pay vs Performance Disclosure
Name	Centuri Enterprise Value
Daily [Member] | Measure:: 9
Pay vs Performance Disclosure
Name	Centuri Safety
PEO | Haller [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,142,573	2,672,255
PEO | Haller [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,764	(131,245)
PEO | Haller [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,808)	(297,267)
PEO | Haller [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,991,259)	(2,921,572)
PEO | Haller [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,591,491)	(93,225)
PEO | Haller [Member] | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,694	63,870
PEO | Hester [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		268,639	3,534,898	2,279,181
PEO | Hester [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(202,244)	459,881	(242,928)
PEO | Hester [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(887,742)	58,423	(197,723)
PEO | Hester [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,815,007)	(2,921,469)	(2,558,720)
PEO | Hester [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(381,587)	(1,497,964)
PEO | Hester [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		784,294	0	0
PEO | Hester [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,613,185)	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,800	842,425	881,896	551,533
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,371	(51,419)	109,394	(56,154)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,597)	(232,109)	29,838	(19,625)
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,038,650)	(1,076,123)	(753,874)	(639,270)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,334)	0	(153,986)	(590,334)
Non-PEO NEO | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,425	52,913	50,673	44,429
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (39,754)	$ 0	$ 0